[WRL LETTERHEAD]



                                   May 2, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Western Reserve Life Assurance Co. of Ohio
         WRL Series Annuity Account B
         Janus Retirement Advantage
         File No. 33-63246/811-5672

         CIK No. 0000906320

Dear Sir or Madam:

         On behalf of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and the WRL Series Annuity Account B (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and the Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and the SAI contained in the Form N-4 Registration Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 20, 2001 via EDGAR.

         Please do not hesitate to contact me if you have any questions or concerns regarding this filing. I can be reached at (727) 299-1635.

                                           Very truly yours,


                                           /s/ KIMBERLY A. SCOULLER
                                           ------------------------
                                           Kimberly A. Scouller
                                           Vice President and Senior Counsel

cc:  Thomas E. Pierpan, Esq.
       Mary Jane Wilson-Bilik, Esq.